Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Variable Interest Entity Disclosures [Abstract]
Variable Interest Entities [Text Block]
Note 3 – Variable Interest Entities
Consolidated VIEs
As of December 31, 2014, we consolidate the following VIEs:
Gulfstar One
WPZ owns a 51 percent interest in Gulfstar One LLC (Gulfstar One), a subsidiary that, due to certain risk-sharing provisions in its customer contracts, is a VIE. WPZ is the primary beneficiary because it has the power to direct the activities that most significantly impact Gulfstar One’s economic performance. WPZ, as construction agent for Gulfstar One, designed, constructed, and installed a proprietary floating-production system, Gulfstar FPS™, and associated pipelines which began providing production handling and gathering services for the Tubular Bells oil and gas discovery in the eastern deepwater Gulf of Mexico in the fourth quarter of 2014. WPZ received certain advance payments from the producer customers. In certain circumstances, the producer customers could be responsible for Gulfstar One’s unrecovered portion of the firm price of building the facilities if the production handling agreement is terminated. Construction of an expansion project is underway that will provide production handling and gathering services for the Gunflint oil and gas discovery in the eastern deepwater Gulf of Mexico. The expansion project is expected to be in service in the first quarter of 2016. The current estimate of the total remaining construction costs for the expansion project is approximately $150 million, which we expect will be funded with revenues received from customers and capital contributions from WPZ and the other equity partner on a proportional basis.
Constitution
WPZ owns a 41 percent interest in Constitution, a subsidiary that, due to shipper fixed-payment commitments under its long-term firm transportation contracts, is a VIE. WPZ is the primary beneficiary because it has the power to direct the activities that most significantly impact Constitution’s economic performance. WPZ, as construction agent for Constitution, is building a pipeline connecting our gathering system in Susquehanna County, Pennsylvania, to the Iroquois Gas Transmission and the Tennessee Gas Pipeline systems. WPZ plans to place the project in service in the second half of 2016 and estimates the total remaining construction costs of the project to be approximately $628 million, which will be funded with capital contributions from WPZ and the other equity partners on a proportional basis.
Cardinal
ACMP owns a 66 percent interest in Cardinal Gas Services, L.L.C (Cardinal Venture), a subsidiary that, due to certain risks shared with customers, is a VIE. ACMP is the primary beneficiary because it has the power to direct the activities that most significantly impact Cardinal Venture’s economic performance. ACMP, as operator for Cardinal Venture, designed, constructed, and installed associated pipelines which will initially provide production handling and gathering services for the Utica region. ACMP has received certain advance payments from the equity partners during the construction process.
Jackalope
ACMP owns a 50 percent interest in Jackalope Gas Gathering Services, L.L.C (Jackalope Venture), a subsidiary that, due to certain risks shared with customers, is a VIE. ACMP is the primary beneficiary because it has the power to direct the activities that most significantly impact Jackalope Venture’s economic performance. ACMP, as operator for Jackalope Venture, designed, constructed, and installed associated pipelines which will initially provide production handling and gathering services for the Niobrara region. ACMP has received certain advance payments from the equity partners during the construction process.
The following table presents amounts included in our Consolidated Balance Sheet that are for the use or obligation of our consolidated VIEs.

	December 31,
	2014	2013 (1)	Classification
	(Millions)
Assets (liabilities):
Cash and cash equivalents	$113	$130	Cash and cash equivalents
Accounts receivable	52	—	Accounts and notes receivable – net - Trade and other
Other current assets	3	—	Other current assets and deferred charges
Property, plant, and equipment – net	2,794	1,113	Property, plant, and equipment – net
Goodwill	103	—	Goodwill
Other intangible assets, net	1,493	—	Other intangible assets- net of accumulated amortization
Other noncurrent assets	14	—	Regulatory assets, deferred charges, and other
Accounts payable	(48)	(146)	Accounts payable
Accrued liabilities	(36)	(3)	Accrued liabilities
Current deferred revenue	(45)	(10)	Accrued liabilities
Noncurrent deferred income taxes	(13)	—	Deferred income taxes
Asset retirement obligation	(94)	—	Other noncurrent liabilities
Noncurrent deferred revenue associated with customer advance payments	(395)	(115)	Other noncurrent liabilities

(1)	Amounts presented for December 31, 2013, include balances related to Bluegrass Pipeline. See discussion of the subsequent deconsolidation of Bluegrass Pipeline below.
Nonconsolidated VIEs
Laurel Mountain
In October 2014, Laurel Mountain Midstream, LLC (Laurel Mountain) a previously reported VIE, was restructured removing the customer risk sharing provisions and is no longer considered a VIE as of December 31, 2014. Laurel Mountain continues to be reported as a 69 percent-owned equity-method investment due to the significant participatory rights of our partners such that we do not have control of Laurel Mountain.
Caiman II
During April 2014, Caiman Energy II, LLC (Caiman II), a previously reported VIE, became able to finance its current activities without additional subordinated financial support due in part to its primary investee, Blue Racer Midstream LLC, securing a revolving credit agreement with a third party. As a result, Caiman II is no longer a VIE but continues to be reported as a 58 percent-owned equity-method investment due to the significant participatory rights of our partners such that we do not have control of Caiman II.
Bluegrass Pipeline
We owned a 50 percent equity-method investment in Bluegrass Pipeline, which was a proposed NGL pipeline that would connect processing facilities in the Marcellus and Utica shale-gas areas in the northeastern United States to growing petrochemical and export markets in the Gulf Coast area of the United States. Bluegrass Pipeline was considered to be a VIE because it had insufficient equity to finance activities during its development stage. From its inception until February 16, 2014, we were the primary beneficiary of this entity because we had the power to direct whether the project moved forward and thus we previously consolidated the Bluegrass Pipeline.
On February 16, 2014, we and our partner executed an amendment to the governing documents that removed our power to direct whether the project moved forward. As a result, we were no longer the primary beneficiary as of that date, and we deconsolidated the Bluegrass Pipeline and began reporting our 50 percent interest as an equity-method investment. There was no gain or loss recognized upon deconsolidation.

Based on a lack of customer commitments and other factors, our management decided in April 2014 to discontinue further funding of the project. The capitalized project development costs at the Bluegrass Pipeline entity were written off as of March 31, 2014, and as a result, we recognized $67 million in related equity losses in the first quarter of 2014. On September 2, 2014, we received a notice of dissolution from our partner with respect to the Bluegrass Pipeline entity and the related Moss Lake entities. We completed the dissolution process for Bluegrass Pipeline in the fourth quarter of 2014.
Moss Lake
We owned 50 percent equity-method investments in Moss Lake Fractionation LLC and Moss Lake LPG Terminal LLC (collectively referred to as Moss Lake) which were considered to be VIEs because they had insufficient equity to finance activities during their development stage. Moss Lake was being developed to construct a proposed large-scale fractionation plant, expand natural gas liquids storage facilities in Louisiana and construct a proposed pipeline connecting these facilities to the Bluegrass Pipeline. Additionally, Moss Lake would construct a proposed new liquefied petroleum gas (LPG) terminal. We were not the primary beneficiary of this entity because we did not have the power to direct the majority of the activities of Moss Lake that most significantly impact its economic performance at this stage. In the first quarter of 2014, we recognized $4 million in equity losses related to Moss Lake, primarily associated with the underlying write-off of capitalized project development costs at Moss Lake. As a result of the circumstances noted above in our Bluegrass Pipeline discussion, on September 2, 2014, we received a notice of dissolution from our partner with respect to the Bluegrass Pipeline entity and Moss Lake entities. We completed the dissolution process for Moss Lake in the fourth quarter of 2014.